INTANGIBLE ASSETS - Gross Value (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Value, at the beginning of the year	$ 157,019
Value, at the end of the year	144,114	$ 157,019
Gross value
Intangible assets
Value, at the beginning of the year	211,834	211,834	$ 210,905
CAPEX	3,282		3,458
Currency translation adjustments	(414)		(176)
Decreases	(5,172)		(2,353)
Value, at the end of the year	209,530	211,834	211,834
Gross value | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	70,284	70,284	70,284
Value, at the end of the year	70,284	70,284	70,284
Gross value | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	33,313	33,313	33,313
Value, at the end of the year	33,313	33,313	33,313
Gross value | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	8,053	8,053	8,170
CAPEX	292
Currency translation adjustments	(298)		(117)
Value, at the end of the year	8,047	8,053	8,053
Gross value | Customer relationships
Intangible assets
Value, at the beginning of the year	44,461	44,461	44,523
Currency translation adjustments	(70)		(30)
Decreases	(39)		(32)
Value, at the end of the year	44,352	44,461	44,461
Gross value | Brands
Intangible assets
Value, at the beginning of the year	41,978	41,978	41,978
Value, at the end of the year	41,978	41,978	41,978
Gross value | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	7,898	7,898	7,579
CAPEX	2,342		2,663
Currency translation adjustments	(39)		(23)
Decreases	(5,133)		(2,321)
Value, at the end of the year	5,068	7,898	7,898
Gross value | Content activation
Intangible assets
CAPEX	135
Value, at the end of the year	135
Gross value | Others
Intangible assets
Value, at the beginning of the year	5,847	5,847	5,058
CAPEX	513		795
Currency translation adjustments	(7)		(6)
Value, at the end of the year	$ 6,353	$ 5,847	$ 5,847